CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 15,301	$ 20,772
Short-term bank deposits		10	10,291
Trade receivables		1,091	357
Other receivables and prepaid expenses		2,064	2,973
Deferred expenses related to issuance of warrants		1,304	0
Inventories		1,819	76
Total current assets		21,589	34,469
LONG-TERM ASSETS:
Long-term deposits and other receivables		12	28
Investment in an associate		82	0
Deferred expenses related to issuance of warrants		1,735	0
Right-of-use-assets		2,447	980
Property, plant and equipment, net		1,804	2,455
Intangible assets, net		12,195	13,169
Total long term assets		18,275	16,632
TOTAL ASSETS		39,864	51,101
CURRENT LIABILITIES:
Trade payables	[1]	1,228	1,785
Employees and payroll accruals		1,869	2,537
Lease liabilities		589	853
Liabilities in respect of government grants		323	388
Deferred revenues and other advances		360	362
Warrants and pre-funded warrants liability		2,876	0
Convertible SAFE		10,371	0
Other payables		1,079	1,019
Total current liabilities		18,695	6,944
LONG-TERM LIABILITIES:
Lease liabilities		1,914	285
Liabilities in respect of government grants		4,327	4,426
Deferred revenues and other advances		90	393
Convertible SAFE		0	10,368
Total non-current liabilities		6,331	15,472
TOTAL LIABILITIES		25,026	22,416
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.2 par value: Authorized - 15,000,000 ordinary shares; Issued and outstanding - 6,795,589 ordinary shares on December 31, 2024 and 5,079,313 ordinary shares on December 31, 2023		363	286
Share premium and other capital reserves		272,257	269,353
Accumulated deficit		(274,071)	(257,586)
Equity attributable to equity holders of the Company		(1,451)	12,053
Non-controlling interests		16,289	16,632
TOTAL EQUITY		14,838	28,685
TOTAL LIABILITIES AND EQUITY		$ 39,864	$ 51,101

[1]	The Company engages with trade payables under the standard payment terms accepted in the relevant markets.